LIQUIDITY AND GOING CONCERN	12 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 2. LIQUIDITY AND GOING CONCERN

The Company incurred a net loss of $10,631,720 for the year ended June 30, 2023 (net loss of $8,306,051 for the year ended June 30, 2022). As of June 30, 2023, the Company has shareholders’ equity of $3,686,998, a working capital deficit of $2,021,124, and an accumulated deficit of $41,807,573.

In the near future, the Company anticipates incurring operating losses and does not expect to generate positive cash flows from operating activities and may continue to incur operating losses until it completes the development of its products and seek regulatory approvals to market such products.

The Company has evaluated whether there are conditions and events, considered in the aggregate, that raise a substantial doubt about its ability to continue as going concern within one year after the date of release of the consolidated financial statements. The Company expects that its cash and cash equivalents as of June 30, 2023, of $1,537,244, will be insufficient to allow the Company to fund its current operating plan through at least the next twelve months from the issuance of these consolidated financial statements. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least one year from the date these consolidated financial statements are issued. Accordingly, the Company will be required to raise additional funds during the next 12 months. The Company is currently evaluating raising additional funds through private placements and/or public equity financing. However, there can be no assurance that, in the event that the Company requires additional financing, such financing will be available on terms which are favorable to the Company, or at all. If the Company is unable to raise additional funding to meet its working capital needs in the future, it will be forced to delay or reduce the scope of its research programs and/or limit or cease its operations. In addition, the entity may be unable to realize its assets and discharge its liabilities in the normal course of business. Accordingly, these factors raise substantial doubt about the Company’s ability to continue as a going concern unless it can successfully raise additional capital.

The Company’s consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities should the Company be unable to continue as a going concern.